Revenue from contracts with customer - Changes in Contract Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Change in Assets and Liabilities [Roll Forward]
Contract Assets, Balance at beginning of the year	€ 164.6	€ 119.2
Transferred from contract assets to accounts receivables	(393.4)	(268.2)
Revenue recognized during the year ending in contract assets	116.5	199.7
Transfer between contract assets and liabilities	244.2	113.9
Contract Assets, Balance at end of the year	131.9	164.6
Contract Liabilities, Balance at beginning of the year	11,160.9	5,594.1
Revenue recognized that was included in contract liabilities	(6,326.6)	(3,767.0)
Changes as a result of cumulative catch-up adjustments arising from changes in estimates	(118.0)	39.7
Remaining performance obligations for which considerations have been received, or for which we have an unconditional right to consideration	12,790.4	9,180.2
Transfer between contract assets and liabilities	244.2	113.9
Contract Liabilities, Balance at end of the year	€ 17,750.9	€ 11,160.9